Goodwill and Intangibles - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 26, 2017	Aug. 27, 2016
Intangible assets with indefinite life:
Accumulated amortization	$ 852
Intangible assets, Gross carrying amount	320,000
Intangible assets, Net carrying amount	319,148
(Predecessor)
Intangible assets with indefinite life:
Accumulated amortization		$ 49,972
Intangible assets, Gross carrying amount		235,660
Intangible assets, Net carrying amount		185,688
Brands and trademarks
Intangible assets with finite lives:
Indefinite-lived intangible assets	$ 232,000
Brands and trademarks | (Predecessor)
Intangible assets with finite lives:
Indefinite-lived intangible assets		$ 109,900
Customer relationships
Intangible assets with indefinite life:
Useful Life	15 years
Finite-lived intangible assets, Gross carrying amount	$ 59,000
Accumulated amortization	515
Finite-lived intangible assets, Net carrying amount	$ 58,485
Customer relationships | (Predecessor)
Intangible assets with indefinite life:
Useful Life		15 years
Finite-lived intangible assets, Gross carrying amount		$ 121,000
Accumulated amortization		46,087
Finite-lived intangible assets, Net carrying amount		$ 74,913
Proprietary recipes and formulas
Intangible assets with indefinite life:
Useful Life	7 years
Finite-lived intangible assets, Gross carrying amount	$ 7,000
Accumulated amortization	131
Finite-lived intangible assets, Net carrying amount	$ 6,869
Proprietary recipes and formulas | (Predecessor)
Intangible assets with indefinite life:
Useful Life		7 years
Finite-lived intangible assets, Gross carrying amount		$ 4,760
Accumulated amortization		3,885
Finite-lived intangible assets, Net carrying amount		$ 875
Licensing agreements
Intangible assets with indefinite life:
Useful Life	14 years
Finite-lived intangible assets, Gross carrying amount	$ 22,000
Accumulated amortization	206
Finite-lived intangible assets, Net carrying amount	$ 21,794